Intangible Assets, Net (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets, Net [Abstract]
2015	$ 1,810
2016	1,665
2017	1,534
2018	61
Intangible assets, net	$ 5,070	$ 7,213